SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 98.89%
Australia — 7.86%
13,219	BHP Group Ltd.	$377,825
2,892	CSL Ltd.	567,113
589	Flutter Entertainment Plc*	107,138
2,361	Macquarie Group Ltd.	321,265
13,557	Paladin Energy Ltd.*	111,913
3,167	Rio Tinto Plc	207,812
24,382	Santos Ltd.	123,700
2,117	WiseTech Global Ltd.	140,736
		1,957,502
China — 1.46%
87,300	Budweiser Brewing Co. APAC Ltd.(a)	102,750
5,500	Tencent Holdings Ltd.	260,922
		363,672
Denmark — 6.20%
9,076	Novo Nordisk A/S, Class B	1,298,638
4,018	Novonesis (Novozymes), Class B	245,478
		1,544,116
Finland — 1.29%
7,464	Sampo Oyj, Class A	321,879

France — 10.87%
2,305	Air Liquide SA	397,728
3,112	EssilorLuxottica SA	668,718
849	LVMH Moet Hennessy Louis Vuitton SE	651,855
2,098	Schneider Electric SE*	502,986
7,283	TotalEnergies SE	487,624
		2,708,911
Germany — 1.93%
657	Allianz SE	182,469
981	Deutsche Boerse AG	200,513
1,433	Mercedes-Benz Group AG	99,180
		482,162
Hong Kong — 1.11%
40,800	AIA Group Ltd.	276,043

Ireland — 4.05%
28,672	Bank of Ireland Group Plc	299,521
4,207	CRH Plc	311,757
3,428	Ryanair Holdings Plc, ADR	399,156
		1,010,434

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Japan — 21.44%
7,900	Ajinomoto Co., Inc.	$278,042
6,800	Daiichi Sankyo Co. Ltd.	236,325
38,500	Hitachi Ltd.	866,879
1,700	Hoya Corp.	198,797
32,900	Inpex Corp.	483,152
850	Keyence Corp.	372,027
32,100	Mitsubishi Corp.	631,018
79,000	Mitsubishi UFJ Financial Group, Inc.	852,570
3,600	Nintendo Co. Ltd.	192,246
3,500	Sony Group Corp.	298,274
24,800	Tokio Marine Holdings, Inc.	931,961
		5,341,291
Netherlands — 9.27%
855	ASML Holding NV	871,387
972	BE Semiconductor Industries NV	162,374
4,947	Heineken NV	478,603
34,103	ING Groep NV	585,980
4,551	NN Group NV	211,524
		2,309,868
Norway — 1.93%
6,842	Aker BP ASA	174,831
15,566	DNB Bank ASA	305,419
		480,250
Spain — 1.94%
3,021	Amadeus IT Group SA	201,031
21,800	Iberdrola SA	282,853
		483,884
Sweden — 3.35%
11,384	Assa Abloy AB, Class B	322,401
13,830	Atlas Copco AB, Class A	259,676
22,297	Hexagon AB, Class B	252,652
		834,729
Switzerland — 5.39%
1,818	Nestle SA	185,571
1,634	Roche Holding AG	452,714
613	Sika AG	174,987
18,008	UBS Group AG	528,898
		1,342,170
Taiwan — 3.69%
31,000	Taiwan Semiconductor Manufacturing Co. Ltd.	918,456

United Kingdom — 17.11%
6,620	Ashtead Group Plc	441,380

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
3,117	AstraZeneca Plc	$485,108
48,046	Barratt Developments Plc	285,351
30,131	BP Plc	181,413
6,967	British American Tobacco Plc	214,024
2,250	Coca-Cola Europacific Partners Plc	163,958
3,680	DCC Plc	256,834
11,435	Diageo Plc	358,991
5,263	Experian Plc	244,502
4,328	London Stock Exchange Group Plc	513,207
51,052	NatWest Group Plc	200,844
9,831	RELX Plc	449,895
1,140	Schroders Plc	5,217
8,414	Unilever Plc	461,822
		4,262,546
Total Common Stocks		24,637,913
(Cost $20,324,580)
Investment Company — 1.01%
252,822	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	252,822
Total Investment Company		252,822
(Cost $252,822)
Total Investments		$24,890,735
(Cost $20,577,402) — 99.90%
Other assets in excess of liabilities — 0.10%		24,088
NET ASSETS — 100.00%		$24,914,823

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	23.02%
Industrials	17.55%
Health Care	15.69%
Information Technology	10.91%
Consumer Staples	9.01%
Materials	6.89%
Consumer Discretionary	6.59%
Energy	6.28%
Communication Services	1.82%
Utilities	1.13%
Other*	1.11%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.